UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2011

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2011

www.plumbfunds.com

PLUMB FUNDS

March 31, 2011

Dear Fellow Shareholders:

We are pleased to present you the fourth annual report of the Plumb Funds.  The Funds commenced operations May 24, 2007, in a very challenging investment environment.  The fiscal year ended March 31, 2011, continued the second year of recovery for the world stock markets, and both the Plumb Balanced Fund and the Plumb Equity Fund provided shareholders double-digit returns, with the Funds up 10.76% and 12.31%, respectively, for the past 12 months.  For the last three years, the average annual return has been 2.97% for the Plumb Balanced Fund and 3.01% for the Plumb Equity Fund. Since inception (5/24/2007), the Plumb Balanced Fund and Plumb Equity Fund have averaged annual returns of -0.87% and -2.54%, respectively.  The Balanced Fund’s Gross Expense Ratio for the year ended March 31, 2011 was 1.66%.  The Equity Fund’s Gross Expense Ratio for the year ended March 31, 2011 was 2.21%.

Performance data quoted represents past performance and does not guarantee future results.  Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost.  Performance data current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

The Funds’ performance should be reviewed in the light of the markets that they operate in.  For the last one year, three years, and since the Funds’ inception, the U.S. stock market has had average annual returns of 15.65%, 2.35% and -1.14%, as measured by the total return of the S&P 500. The broader international markets, as measured by the MSCI EAFE index, have averaged 7.47%, -5.83% and -6.93%, while the Barclays Capital Government/Corporate Bond index averaged 4.63%, 4.49% and 5.80% for the same time frames.

Our investment approach is to seek out good quality, growing companies trading at reasonable prices.  In the Balanced Fund, we generally use fixed income investments in an attempt to moderate the impact of the volatility of the stock market and to provide an income component to our total return objective.  With the low interest rate environment present since the financial crisis, it has been difficult to find attractive fixed income instruments to meet that objective.  In fact, at times last year, the dividend yield on high quality blue-chip stocks exceeded the yield of ten-year U.S. Treasury Bonds. In this environment, we have added income generating securities that may have an equity component to the Balanced Fund’s overall asset mix. Convertible bonds, REITs, and MLPs are examples of higher yielding securities that combine capital appreciation potential with high current income yields.

Absolute and relative investment returns typically are influenced by the markets we operate in, our allocation to the sectors within the market, and our individual security selection.  With the S&P 500 up in excess of 15% and the EAFE up less than half of that over the past year, overall our international exposure dampened our equity return.  In addition, our relative under-weight in the financial stocks and our stock selection in the energy sector also provided a headwind to our relative returns over the last year.

Having said that, the largest individual contributor to our investment return over the last year was an energy technology company, Global Geophysical Services,

PLUMB FUNDS

followed by our investments in a silver ETF, Discover Financial Services, and three other energy stocks.  In the Balanced Fund, individual bond selections of convertible securities in RTI International Metals and Linear Technology Corporation, as well as the recovery in select financial company debt instruments, led our overall fixed income performance.

We believe that the Funds’ equities and fixed income investments are positioned to potentially benefit from an improving worldwide economic environment while seeking to protect us from a rising interest rate scenario.

Best wishes in the coming year from all of us at the Plumb Funds.

Thomas G. Plumb

Must be preceded or accompanied by a current prospectus.

Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.  The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
March 31, 2011 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 – March 31, 2011).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2011 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2010 to
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,093.00	$6.52
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.70	$6.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2010 to
	October 1, 2010	March 31, 2011	March 31, 2011
Actual	$1,000.00	$1,119.60	$7.40
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Growth of a Hypothetical $10,000 Investment at March 31, 2011 vs. Barclays
Capital Intermediate Government/Credit Bond Index & S&P 500 Index

Average Annual Rate of Return
Periods ended March 31, 2011
	1 Year	3 Year	Since Inception
Plumb Balanced Fund	10.76%	2.97%	-0.87%
Barclays Capital Intermediate
Government/Credit Bond Index	4.63%	4.49%	5.80%
S&P 500 Index	15.65%	2.35%	-1.14%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Growth of a Hypothetical $10,000 Investment
at March 31, 2011 vs. S&P 500 Index

Average Annual Rate of Return
Periods ended March 31, 2011
	1 Year	3 Year	Since Inception
Plumb Equity Fund	12.31%	3.01%	-2.54%
S&P 500 Index	15.65%	2.35%	-1.14%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2011
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Asset Allocation as of March 31, 2011
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2011

	Shares	Value
COMMON STOCKS – 66.26%

Beverage and Tobacco Product Manufacturing – 2.31%
PepsiCo, Inc.	16,000	$1,030,560

Chemical Manufacturing – 11.43%
Abbott Laboratories	18,300	897,615
Air Products & Chemicals, Inc.	7,000	631,260
Church & Dwight Company, Inc.	7,500	595,050
E.I. du Pont de Nemours & Company	10,000	549,700
Johnson & Johnson	10,000	592,500
Merck & Company, Inc.	14,000	462,140
Procter & Gamble Company	10,000	616,000
Teva Pharmaceutical Industries Ltd. – ADR	15,100	757,567
		5,101,832
Computer and Electronic Product Manufacturing – 5.62%
Apple, Inc. (a)	2,650	923,393
Cisco Systems, Inc.	30,000	514,500
Microchip Technology, Inc.	18,000	684,180
QUALCOMM, Inc.	7,000	383,810
		2,505,883
Couriers and Messengers – 0.75%
United Parcel Service, Inc. – Class B	4,500	334,440

Credit Intermediation and Related Activities – 6.36%
CIT Group, Inc. (a)	10,000	425,500
Citigroup, Inc.	100,000	442,000
Discover Financial Services	38,000	916,560
Visa, Inc. – Class A	14,300	1,052,766
		2,836,826
Electrical Equipment, Appliance, and
Component Manufacturing – 1.57%
Emerson Electric Company	12,000	701,160

Food Manufacturing – 1.37%
Unilever PLC – ADR	20,000	612,400

Food Services and Drinking Places – 1.36%
McDonald’s Corporation	8,000	608,720

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2011 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

General Merchandise Stores – 1.31%
Kohl’s Corporation	11,000	$583,440

Health and Personal Care Stores – 2.00%
CVS Caremark Corporation	26,000	892,320

Insurance Carriers and Related Activities – 0.85%
Greenlight Capital Re, Ltd. – Class A (a) (b)	13,500	380,835

Internet Service Providers, Web Search Portals – 1.49%
Automatic Data Processing, Inc.	13,000	667,030

Management of Companies and Enterprises – 3.13%
Foster Wheeler AG (a) (b)	20,300	763,686
The Goldman Sachs Group, Inc.	4,000	633,880
		1,397,566
Mining (except Oil and Gas) – 1.34%
Newmont Mining Corporation	11,000	600,380

Miscellaneous Manufacturing – 2.21%
3M Company	6,000	561,000
CareFusion Corporation (a)	15,000	423,000
		984,000
Oil and Gas Extraction – 2.87%
ATP Oil & Gas Corporation (a)	28,710	519,938
Petroleo Brasileiro S.A. – ADR	18,800	760,084
		1,280,022
Petroleum and Coal Products Manufacturing – 6.85%
BP PLC – ADR	17,100	754,794
Chevron Corporation	8,500	913,155
ConocoPhillips	10,000	798,600
Exxon Mobil Corporation	7,000	588,910
		3,055,459
Primary Metal Manufacturing – 0.71%
RTI International Metals, Inc. (a)	10,150	316,172

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2011 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Professional, Scientific, and Technical Services – 2.33%
Global Geophysical Services, Inc. (a)	30,000	$433,800
MasterCard, Inc. – Class A	2,400	604,128
		1,037,928
Publishing Industries – 2.15%
BMC Software, Inc. (a)	10,000	497,400
Symantec Corporation (a)	25,000	463,500
		960,900
Rail Transportation – 1.10%
Union Pacific Corporation	5,000	491,650

Support Activities for Mining – 2.92%
Atwood Oceanics, Inc. (a)	12,000	557,160
Weatherford International Ltd. (a) (b)	33,000	745,800
		1,302,960
Telecommunications – 2.13%
Vodafone Group PLC – ADR	33,000	948,750

Transportation Equipment Manufacturing – 2.10%
Ford Motor Company (a)	42,000	626,220
Visteon Corporation (a)	5,000	312,450
		938,670
TOTAL COMMON STOCKS
(Cost $24,995,857)		29,569,903

PUBLICLY-TRADED PARTNERSHIPS – 1.37%

Real Estate – 1.37%
Penn Virginia Resources Partners, L.P.	22,000	609,400

TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $583,352)		609,400

PREFERRED SECURITIES – 1.79%

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.79%
The Goldman Sachs Group, Inc., Series D
4.000%, perpetual (c)	25,000	555,250

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2011 (Continued)

	Shares	Value
PREFERRED SECURITIES (Continued)

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities (Continued)
Morgan Stanley Capital Trust VIII
6.450%, 01/15/2046	10,000	$242,100
		797,350
TOTAL PREFERRED SECURITIES
(Cost $653,361)		797,350

EXCHANGE-TRADED FUNDS – 0.64%

Funds, Trusts, and Other Financial Vehicles – 0.33%
iShares Silver Trust (a)	4,000	147,160

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.31%
SPDR Gold Trust (a)	1,000	139,820

TOTAL EXCHANGE-TRADED FUNDS
(Cost $173,951)		286,980

	Principal
	Amount
CONVERTIBLE BONDS – 3.42%

Primary Metal Manufacturing – 1.31%
RTI International Metals, Inc.
3.000%, 12/01/2015	$500,000	582,500

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.56%
NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	700,000	696,500

Specialty Trade Contractors – 0.55%
Transocean, Inc., Series B
1.500%, 12/15/2037 (b)	250,000	247,188

TOTAL CONVERTIBLE BONDS
(Cost $1,412,027)		1,526,188

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2011 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS – 21.11%

Chemical Manufacturing – 1.20%
Biogen Idec, Inc.
6.000%, 03/01/2013	$500,000	$534,563

Credit Intermediation and Related Activities – 3.80%
Block Financial LLC
7.875%, 01/15/2013	500,000	538,660
CIT Group, Inc.
7.000%, 05/01/2014	600,000	612,750
Zions Bancorporation
7.750%, 09/23/2014	500,000	543,421
		1,694,831
Food Manufacturing – 1.19%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	530,523

Funds, Trusts, and Other Financial Vehicles – 1.23%
HCP, Inc.
6.000%, 03/01/2015	500,000	546,863

Health and Personal Care Stores – 1.97%
CVS Pass-Through Trust
6.943%, 01/10/2030	307,547	335,158
Medco Health Solutions, Inc.
6.125%, 03/15/2013	500,000	541,814
		876,972
Machinery Manufacturing – 1.79%
General Electric Company
5.000%, 02/01/2013	750,000	799,406

Merchant Wholesalers, Nondurable Goods – 1.21%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	541,692

Oil and Gas Extraction – 1.28%
Noble Holding International Ltd.
7.375%, 03/15/2014 (b)	500,000	570,513

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2011 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Paper Manufacturing – 1.25%
Sealed Air Corporation
7.875%, 06/15/2017	$500,000	$559,405

Petroleum and Coal Products Manufacturing – 1.28%
Atlantic Richfield Company
8.500%, 04/01/2012	539,000	572,847

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 3.34%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	500,000	508,564
Morgan Stanley
5.000%, 08/31/2025 (c)	500,000	490,369
5.000%, 08/19/2025 (c)	500,000	492,374
		1,491,307
Telecommunications – 1.15%
Qwest Corporation
7.875%, 09/01/2011	500,000	515,000

Utilities – 0.42%
Alliant Energy Corporation
4.000%, 10/15/2014	180,000	187,293

TOTAL CORPORATE BONDS
(Cost $9,101,185)		9,421,215

U.S. GOVERNMENT AGENCY ISSUES – 2.19%

Federal Home Loan Banks
2.000%, 08/18/2025 (c)	250,000	247,224
Federal National Mortgage Association
2.000%, 07/29/2030 (c)	750,000	729,022

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $974,125)		976,246

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2011 (Continued)

	Principal
	Amount	Value
MUNICIPAL BONDS – 0.50%

West Virginia State Job Investment Trust Board
0.000%, 06/12/2013	$250,000	$225,087

TOTAL MUNICIPAL BONDS
(Cost $229,266)		225,087

	Contracts
CALL OPTIONS PURCHASED – 0.57%

Computer and Electronic Product Manufacturing – 0.57%
QUALCOMM, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	100	256,250

TOTAL CALL OPTIONS PURCHASED
(Cost $231,531)		256,250

	Shares
SHORT-TERM INVESTMENTS – 1.72%

Money Market Funds – 1.72%
STIT-STIC Prime Portfolio 0.12% (c)	765,865	765,865

TOTAL SHORT-TERM INVESTMENTS
(Cost $765,865)		765,865
Total Investments
(Cost $39,120,520) – 99.57%		44,434,484
Other Assets in Excess of Liabilities – 0.43%		191,058
TOTAL NET ASSETS – 100.00%		$44,625,542

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Cayman Islands 2.13%, Switzerland 3.94%.
(c)	Variable rate security. The rate listed is as of March 31, 2011.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2011

	Shares	Value
COMMON STOCKS – 88.37%

Beverage and Tobacco Product Manufacturing – 3.35%
PepsiCo, Inc.	9,000	$579,690

Chemical Manufacturing – 10.33%
Abbott Laboratories	9,800	480,690
Air Products & Chemicals, Inc.	4,500	405,810
Church & Dwight Company, Inc.	4,000	317,360
Procter & Gamble Company	3,000	184,800
Teva Pharmaceutical Industries Ltd. – ADR	8,000	401,360
		1,790,020
Computer and Electronic
Product Manufacturing – 7.42%
Apple, Inc. (a)	1,450	505,252
Cisco Systems, Inc.	15,000	257,250
Microchip Technology, Inc.	8,000	304,080
QUALCOMM, Inc.	4,000	219,320
		1,285,902
Couriers and Messengers – 1.50%
United Parcel Service, Inc. – Class B	3,500	260,120

Credit Intermediation and Related Activities – 9.22%
CIT Group, Inc. (a)	6,000	255,300
Citigroup, Inc.	65,000	287,300
Discover Financial Services	20,800	501,696
Visa, Inc. – Class A	7,500	552,150
		1,596,446
Electrical Equipment, Appliance, and
Component Manufacturing – 2.36%
Emerson Electric Company	7,000	409,010

Food Manufacturing – 1.77%
Unilever PLC – ADR	10,000	306,200

Food Services and Drinking Places – 1.76%
McDonald’s Corporation	4,000	304,360

General Merchandise Stores – 1.84%
Kohl’s Corporation	6,000	318,240

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2011 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Health and Personal Care Stores – 2.38%
CVS Caremark Corporation	12,000	$411,840

Insurance Carriers and Related Activities – 1.30%
Greenlight Capital Re, Ltd. – Class A (a) (b)	8,000	225,680

Internet Service Providers, Web Search Portals – 2.07%
Automatic Data Processing, Inc.	7,000	359,170

Management of Companies and Enterprises – 4.15%
Foster Wheeler AG (a) (b)	10,700	402,534
The Goldman Sachs Group, Inc.	2,000	316,940
		719,474
Merchant Wholesalers, Nondurable Goods – 0.51%
Alliance One International, Inc. (a)	22,000	88,440

Mining (except Oil and Gas) – 1.58%
Newmont Mining Corporation	5,000	272,900

Miscellaneous Manufacturing – 2.97%
3M Co	4,000	374,000
CareFusion Corporation (a)	5,000	141,000
		515,000
Motor Vehicle and Parts Dealers – 1.21%
Sonic Automotive, Inc. – Class A	15,000	210,150

Oil and Gas Extraction – 3.12%
ATP Oil & Gas Corporation (a)	18,700	338,657
Petroleo Brasileiro S.A. – ADR	5,000	202,150
		540,807
Petroleum and Coal Products Manufacturing – 7.80%
BP PLC – ADR	10,000	441,400
Chevron Corporation	4,000	429,720
ConocoPhillips	6,000	479,160
		1,350,280
Primary Metal Manufacturing – 2.70%
RTI International Metals, Inc. (a)	15,000	467,250

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2011 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Professional, Scientific, and Technical Services – 4.39%
Global Geophysical Services, Inc. (a)	30,000	$433,800
MasterCard, Inc. – Class A	1,300	327,236
		761,036
Publishing Industries – 3.62%
BMC Software, Inc. (a)	7,000	348,180
Symantec Corporation (a)	15,000	278,100
		626,280
Support Activities for Mining – 4.48%
Atwood Oceanics, Inc. (a)	6,000	278,580
Weatherford International Ltd. (a) (b)	22,000	497,200
		775,780
Telecommunications – 2.82%
Vodafone Group PLC – ADR	17,000	488,750

Transportation Equipment Manufacturing – 3.71%
Ford Motor Company (a)	22,200	331,002
Visteon Corporation (a)	5,000	312,450
		643,452
TOTAL COMMON STOCKS
(Cost $12,726,642)		15,306,277

PUBLICLY-TRADED PARTNERSHIPS – 1.92%

Real Estate – 1.92%
Penn Virginia Resources Partners, L.P.	12,000	332,400

TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $318,192)		332,400

EXCHANGE-TRADED FUNDS – 3.81%

Funds, Trusts, and Other Financial Vehicles – 3.00%
iShares MSCI South Korea Index Fund	3,000	193,050
iShares Silver Trust (a)	4,000	147,160
Market Vectors Gold Miners ETF	3,000	180,180
		520,390

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2011 (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS (Continued)

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.81%
SPDR Gold Trust (a)	1,000	$139,820

TOTAL EXCHANGE-TRADED FUNDS
(Cost $509,954)		660,210

	Contracts
CALL OPTIONS PURCHASED – 2.76%

Computer and Electronic
Product Manufacturing – 1.48%
QUALCOMM, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	100	256,250

Educational Services – 0.35%
Corinthian Colleges, Inc.
Expiration: 01/21/2012, Exercise Price $2.50 (a)	301	60,802

Oil and Gas Extraction – 0.93%
Petroleo Brasileiro S.A. – ADR
Expiration: 01/19/2013, Exercise Price $25 (a)	100	161,250

TOTAL CALL OPTIONS PURCHASED
(Cost $452,236)		478,302

	Shares
SHORT-TERM INVESTMENTS – 2.42%

Money Market Funds – 2.42%
STIT-STIC Prime Portfolio 0.12% (c)	419,494	419,494

TOTAL SHORT-TERM INVESTMENTS
(Cost $419,494)		419,494
Total Investments
(Cost $14,426,518) – 99.28%		17,196,683
Other Assets in Excess of Liabilities – 0.72%		125,086
TOTAL NET ASSETS – 100.00%		$17,321,769

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Cayman Islands 1.30%, Switzerland 5.19%.
(c)	Variable rate security. The rate listed is as of March 31, 2011.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2011

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$44,434,484	$17,196,683
Dividends and interest receivable	144,311	7,966
Receivable for investments sold	339,332	185,680
Receivable for fund shares sold	89,100	60,000
Prepaid assets	19,525	9,807
Total Assets	45,026,752	17,460,136

Liabilities
Payable for investments purchased	310,995	—
Payable for fund shares redeemed	13,418	106,132
Accrued distribution fee	8,429	1,666
Payable to Advisor (a)	18,221	5,792
Administrative & accounting services fee payable (a)	7,461	2,929
Accrued expenses and other liabilities	42,686	21,848
Total Liabilities	401,210	138,367
Net Assets	$44,625,542	$17,321,769

Net Assets Consist Of:
Paid in capital	52,995,592	20,244,175
Accumulated net investment income	166,897	1,263
Accumulated net realized loss	(13,850,911)	(5,693,834)
Net unrealized appreciation on investments	5,313,964	2,770,165
Net Assets	$44,625,542	$17,321,769

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,504,645	986,380
Net asset value, offering and
redemption price per share	$17.82	$17.56

* Cost of Investments	$39,120,520	$14,426,518

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Fiscal Year Ended March 31, 2011

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $5,291 and $2,507, respectively)	$710,583	$282,325
Interest	564,930	461
Total Investment Income	1,275,513	282,786

Expenses:
Investment Advisor’s fee (a)	276,569	101,547
Distribution fees	106,373	39,056
Administrative & accounting service fees (a)	76,210	28,226
Legal fees	44,729	15,749
Administration fee	24,225	20,352
Transfer agent fees and expenses	29,869	19,679
Fund accounting fees	31,114	26,940
Registration fees	12,276	8,953
Trustee fees and expenses	21,476	7,228
Audit and tax fees	15,987	7,026
Custody fees	8,650	8,850
Insurance expense	11,675	3,645
Printing and mailing expense	3,968	2,168
Other expenses	360	170
Total expenses before waiver	663,481	289,589
Less: Fees waived/reimbursed by Advisor (a)	(147,474)	(77,943)
Net expenses	516,007	211,646
Net Investment Income	759,506	71,140

Realized and Unrealized Gain:
Net realized gain on investments	2,162,222	1,069,650
Net change in unrealized appreciation:
Investments	1,251,314	820,937
Options	24,719	26,066
Net realized and unrealized
gain on investments	3,438,255	1,916,653
Net Increase in Net Assets
Resulting from Operations	$4,197,761	$1,987,793

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statement of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010
Operations:
Net investment income	$759,506	$887,923
Net realized gain (loss) on investments	2,162,222	(772,096)
Net change in unrealized appreciation
on investments and options	1,276,033	10,987,208
Net increase in net assets
resulting from operations	4,197,761	11,103,035

Dividends And Distributions To Shareholders:
Net investment income	(895,239)	(934,405)
Total dividends and distributions	(895,239)	(934,405)

Capital Share Transactions:
Proceeds from shares sold	4,378,229	3,367,649
Shares issued in reinvestment of dividends	424,112	391,602
Cost of shares redeemed	(7,955,658)	(4,205,291)
Net decrease in net assets
from capital share transactions	(3,153,317)	(446,040)
Total increase in net assets	149,205	9,722,590

Net Assets:
Beginning of year	44,476,337	34,753,747
End of year*	$44,625,542	$44,476,337

* Including undistributed net
investment income of	$166,897	$193,268

Change In Shares Outstanding:
Shares sold	256,862	222,104
Shares issued in reinvestment of dividends	24,777	24,785
Shares redeemed	(483,555)	(273,460)
Net decrease	(201,916)	(26,571)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statement of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010
Operations:
Net investment income	$71,140	$133,141
Net realized gain on investments	1,069,650	7,212
Net change in unrealized appreciation
on investments and options	847,003	4,309,637
Net increase in net assets
resulting from operations	1,987,793	4,449,990

Dividends And Distributions To Shareholders:
Net investment income	(120,439)	(140,237)
Total dividends and distributions	(120,439)	(140,237)

Capital Share Transactions:
Proceeds from shares sold	3,808,024	2,655,244
Shares issued in reinvestment of dividends	57,540	82,314
Cost of shares redeemed	(3,817,351)	(2,474,276)
Net increase in net assets
from capital share transactions	48,213	263,282
Total increase in net assets	1,915,567	4,573,035

Net Assets:
Beginning of year	15,406,202	10,833,167
End of year*	$17,321,769	$15,406,202

* Including undistributed net
investment income of	$1,263	$24,543

Change In Shares Outstanding:
Shares sold	241,514	187,940
Shares issued in reinvestment of dividends	3,438	5,477
Shares redeemed	(236,738)	(173,111)
Net increase	8,214	20,306

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

				For the Period
	For the			May 24, 2007*
	Years Ended			through
	March 31,			March 31,
	2011	2010	2009	2008
Per share operating performance
(For a share outstanding throughout the period)
Net asset value,
beginning of period	$16.43	$12.72	$17.52	$20.00
Operations:
Net investment income(1)	0.31	0.33	0.37	0.28
Net realized and
unrealized gain (loss)	1.44	3.73	(4.80)	(2.55)
Total from investment operations	1.75	4.06	(4.43)	(2.27)
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.36)	(0.35)	(0.37)	(0.21)
Total dividends and distributions	(0.36)	(0.35)	(0.37)	(0.21)
Change in net asset
value for the period	1.39	3.71	(4.80)	(2.48)
Net asset value,
end of period	$17.82	$16.43	$12.72	$17.52
Total return(4)	10.76%	32.01%	(25.33)%	(11.44	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

				For the Period
	For the			May 24, 2007*
	Years Ended			through
	March 31,			March 31,
	2011	2010	2009	2008
Ratios/supplemental data
Net assets, end of period (000)	$44,626	$44,476	$34,754	$55,701
Ratio of net expenses
to average net assets:
Before expense
reimbursement and waivers	1.56%	1.64%	1.57%	1.56	%(3)
After expense
reimbursement and waivers(5)	1.21%	1.10%	1.10%	1.10	%(3)
Ratio of net investment income
to average net assets:
After expense
reimbursement and waivers(5)	1.79%	2.15%	2.19%	1.78	%(3)
Portfolio turnover rate	85%	54%	63%	51	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

				For the Period
	For the			May 24, 2007*
	Years Ended			through
	March 31,			March 31,
	2011	2010	2009	2008
Per share operating performance
(For a share outstanding throughout the period)
Net asset value,
beginning of period	$15.75	$11.31	$16.49	$20.00
Operations:
Net investment income(1)	0.07	0.14	0.10	0.08
Net realized and
unrealized gain (loss)	1.86	4.45	(5.17)	(3.50)
Total from investment operations	1.93	4.59	(5.07)	(3.42)
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.12)	(0.15)	(0.11)	(0.09)
Total dividends and distributions	(0.12)	(0.15)	(0.11)	(0.09)
Change in net asset
value for the period	1.81	4.44	(5.18)	(3.51)
Net asset value, end of period	$17.56	$15.75	$11.31	$16.49
Total return(4)	12.31%	40.66%	(30.81)%	(17.14	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

				For the Period
	For the			May 24, 2007*
	Years Ended			through
	March 31,			March 31,
	2011	2010	2009	2008
Ratios/supplemental data
Net assets, end of period (000)	$17,322	$15,406	$10,883	$17,629
Ratio of net expenses
to average net assets:
Before expense
reimbursement and waivers	1.85%	2.18%	2.14%	2.10	%(3)
After expense
reimbursement and waivers(5)	1.35%	1.20%	1.20%	1.20	%(3)
Ratio of net investment income
to average net assets:
After expense
reimbursement and waivers(5)	0.46%	0.98%	0.65%	0.56	%(3)
Portfolio turnover rate	111%	73%	83%	67	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011

1.ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  On February 28, 2011, the indirect parent of the Advisor combined with SVA Wealth Management, Inc. and related entities to form SVA Plumb Financial, LLC.  Notwithstanding the merger, the Advisor continues to be controlled by Thomas G. Plumb indirectly through TGP, Inc., and no new person or entity controls the Advisor.  The merger did not result in any change in the portfolio managers or other personnel of the Advisor who are responsible for the Funds’ operations or in the business operations of the Funds or the Advisor.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

Equity securities, including common stocks, publicly-traded partnerships, foreign issued common stocks, preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued at the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing price provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Listed options for which no sale was reported on that date are valued at their evaluated mean prices as furnished by the independent pricing services and generally will be classified as a Level 2 security. These securities are typically valued using market observable data such as broker quotes, bid and ask offers, and market quotes for the underlying equities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds, and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services, including services using matrix pricing formulas as well as market transactions and/or independent broker bid quotations.  The significant inputs of these matrix pricing formulas include coupons, ratings, maturities, and other fundamental data relating to the issuer.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of March 31, 2011, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$29,569,903	$—	$—	$29,569,903
Publicly-Traded
Partnerships*	609,400	—	—	609,400
Preferred Securities*	797,350	—	—	797,350
Exchange-Traded Funds*	286,980	—	—	286,980
Convertible Bonds*	—	1,526,188	—	1,526,188
Corporate Bonds*	—	9,421,215	—	9,421,215
U.S. Government
Agency Issues	—	976,246	—	976,246
Municipal Bonds	—	225,087	—	225,087
Purchased Options*	—	256,250	—	256,250
Money Market Funds	765,865	—	—	765,865
Total	$32,029,498	$12,404,986	$—	$44,434,484

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$15,306,277	$—	$—	$15,306,277
Publicly-Traded Partnerships*	332,400	—	—	332,400
Exchange-Traded Funds*	660,210	—	—	660,210
Purchased Options*	60,802	417,500	—	478,302
Money Market Funds	419,494	—	—	419,494
Total	$16,779,183	$417,500	$—	$17,196,683

*For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of and during the

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

year ended March 31, 2011, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended March 31, 2011, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2007.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

For the fiscal year ended March 31, 2011, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated Net	Accumulated Net
	Paid In Capital	Investment Income	Realized Loss
Plumb Balanced Fund	$ —	$109,362	$(109,362)
Plumb Equity Fund	$(27,300)	$ 26,019	$ 1,281

Options:

Each of the Funds may purchase call or put options on securities and indices and enter into related closing transactions. Each of the Funds may engage in transactions in options either for bona fide hedging purposes or to seek to increase total return. During the year ended March 31, 2011, the Funds invested in purchased call options in an attempt to achieve increased total returns. As a holder of a call option, a Fund pays a non-refundable premium to the seller for the right, but not the obligation, to purchase a security at a fixed price (the exercise price) during the specified period (exercise period). As a holder of a put option, a Fund pays a non-refundable premium for the right, but not the obligation, to sell a security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

The counterparty risk associated with purchased options is minimal because the options are exchange-traded, and the Options Clearing Corporation guarantees performance to selling and purchasing clearing members.

If a purchased call option is exercised by a Fund, the premium is added to the cost basis of the security purchased, which will subsequently decrease the gain or increase the loss recognized at the time of sale. If a purchased put option is exercised by the Fund, the premium is deducted from the proceeds of the sale of the underlying security in determining whether the Fund has realized a gain or loss.

The Plumb Balanced and Plumb Equity Funds’ derivative instruments at March 31, 2011 consisted solely of purchased options–equity contracts. The balance sheet location and fair value of these purchased options at March 31, 2011 were as follows:

	Location on
	Statements of	Fair
Fund	Assets and Liabilities	Value
Plumb Balanced Fund	Investments, at value	$256,250
Plumb Equity Fund	Investments, at value	$478,302

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

The Plumb Balanced and Plumb Equity Funds did not have any realized gains or losses on derivatives for the year ended March 31, 2011. The effect of equity contract derivative instruments on the Statements of Operations for the year ended March 31, 2011 was as follows:

Change in Unrealized
	Location of Gain on	Appreciation on
	Purchased Options	Purchased Options
	Recognized in Statements	Recognized in Statements
Fund	of Operations	of Operations
Plumb Balanced Fund	Net change in unrealized
	appreciation: Options	$24,719
Plumb Equity Fund	Net change in unrealized
	appreciation: Options	$26,066

The option contract activity during the year ended March 31, 2011 was as follows:

	Plumb Balanced Fund		Plumb Equity Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Paid	Contracts	Paid
Options outstanding,
beginning of year	—	$—	—	$—
Options purchased	100	231,531	501	452,236
Options expired	—	—	—	—
Options sold	—	—	—	—
Options outstanding,
end of year	100	$231,531	501	$452,236

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the year ended March 31, 2011, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $106,373 and $39,056, respectively, pursuant to the 12b-1 Plan.  As of March 31, 2011, $8,429 and $1,666 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC, with whom certain officers and directors of the Funds are affiliated. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Prior to July 1, 2010, annual operating expenses were limited to 1.10% and 1.20% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Effective July 1, 2010 until July 31, 2011, the Advisor has agreed to limit annual operating expenses to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the year ended March 31, 2011, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $147,474 and $77,943, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2011 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2012 . . . . . . . $213,244	2012 . . . . . . . $137,938
2013 . . . . . . . $223,649	2013 . . . . . . . $132,191
2014 . . . . . . . $147,474	2014 . . . . . . . $ 77,943

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  The original Agreement was amended and restated effective September 1, 2010, when the Advisor took over fund administration responsibilities from another party. These fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers. Effective September

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

1, 2010, the Advisor’s administrative and accounting fees were increased from an annual rate of 0.15% to 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.INVESTMENT TRANSACTIONS

For the year ended March 31, 2011, purchases and sales of investment securities (including options), other than short-term investment securities and short-term U.S. Government Obligations, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$35,342,067	$16,984,885
Sales:	$39,150,856	$17,260,348

6.BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2011, the SVA Plumb Trust Company, for the benefit of its customers, owned 53.51% and 52.13% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  As a result, the SVA Plumb Trust Company may be deemed to control both the Plumb Balanced Fund and the Plumb Equity Fund.  SVA Plumb Trust Company is wholly owned by SVA Plumb Financial, LLC.

7.FEDERAL TAX INFORMATION

As of March 31, 2011 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$5,897,321	$3,090,610
Unrealized depreciation	(628,151)	(346,660)
Net tax unrealized
appreciation on investments	5,269,170	2,743,950
Undistributed ordinary income	166,283	—
Other accumulated losses	(13,805,503)	(5,666,356)
Total accumulated losses	$(8,370,050)	$(2,922,406)

The tax cost of investments as of March 31, 2011 was $39,165,314 and $14,452,733 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and the timing of income generated from certain underlying investments.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2011 (Continued)

As of March 31, 2011 the Funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2017	$(5,587,505)	$(2,491,019)
March 31, 2018	$(8,217,998)	$(3,175,337)

8.DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2011 and 2010 were as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2011	March 31, 2010
Distributions paid from:
Ordinary Income	$895,239	$934,405
Total Distributions Paid	$895,239	$934,405

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2011	March 31, 2010
Distributions paid from:
Ordinary Income	$120,439	$140,237
Total Distributions Paid	$120,439	$140,237

PLUMB FUNDS

Report of Independent Registered Public Accounting Firm

To The Shareholders and Board of Directors
Wisconsin Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising the Plumb Balanced Fund and Plumb Equity Fund (the “Funds”), as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Plumb Balanced Fund and the Plumb Equity Fund as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
May 20, 2011

PLUMB FUNDS

Additional Information (Unaudited)

1.ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

	Position(s) Held with	Principal		Number of	Other
	Wisconsin Capital	Occupation(s)		Plumb Funds	Directorships
Name, Address	Funds, Inc. and Length	During Past		Overseen	Held by
and Age	of Time Served(1)	Five Years		by Director	Director

Independent Directors:

Patrick J. Quinn	Director since	•	Currently retired	2	National
1200 John Q.	May 2007	•	President and		Presto
Hammons Dr.,			Chairman of the		Industries
2nd Floor			Board of Ayres		since May
Madison, WI 53719			Associates (professional		2001
Birth date:			civil engineering firm),
September 1949			from April 2000 to
December 2010

Jay Loewi	Director since	•	Chief Executive	2	None
1200 John Q.	May 2007		Officer,QTI Group,
Hammons Dr.,			since November 2007
2nd Floor		•	President, QTI Group
Madison, WI 53719			of Companies,
Birth date:			since 2002
March 1957

Jeffrey B. Sauer	Director since	•	Assistant to the	2	None
1200 John Q.	May 2007		Commissioner of
Hammons Dr.,			Western Collegiate
2nd Floor			Hockey Association,
Madison, WI 53719			since 2002
Birth date:
March 1943

Interested Directors and Officers:

Thomas G. Plumb(2)	Director, Chairman,	•	President of SVA	2	None
1200 John Q.	President and Chief		Plumb Wealth
Hammons Dr.,	Executive Officer		Management, LLC,
2nd Floor	since May 2007		since March 2011
Madison, WI 53719		•	President of SVA
Birth date:			Plumb Financial, LLC,
July 1952			since March 2011
		•	CEO of SVA Plumb
Trust Company,
since March 2011
		•	President of Wisconsin
Capital Management,
LLC, since January 2004
		•	CEO of Plumb Trust
Company from 2001
to February 2011

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director

Timothy R. O’Brien	Chief Financial Officer	•	Principal of SVA Plumb	N/A
1200 John Q.	since May 2007		Wealth Management,
Hammons Dr.,			LLC since March 2011
2nd Floor	Vice President	•	Vice President and
Madison, WI 53719	since August 2010		Portfolio Manager for
Birth date:			Wisconsin Capital
June 1959	Secretary		Management, LLC
	from January		since 2004
2009 to July 2010

Treasurer
from May 2007
to July 2010

Connie M. Redman	Chief Compliance	•	Vice President, Chief	N/A
1200 John Q.	Officer since May 2007		Compliance Officer, and
Hammons Dr.,			Corporate Secretary of
2nd Floor	Secretary		Wisconsin Capital
Madison, WI 53719	since August 2010		Management, LLC
Birth date:			since March 2008
February 1966		•	Vice President, Chief
Compliance Officer, Human
Resources Manager and
Corporate Secretary of
Wisconsin Capital
Management, LLC from
October 2005 to March 2008

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director

Donna M. Baker	Treasurer	•	Operations Manager of	N/A
1200 John Q.	since August 2010		SVA Plumb Trust Company
Hammons Dr.,			since March 2011
2nd Floor	Secretary	•	Chief Financial Officer and
Madison, WI 53719	from May 2007 to		Human Resource Manager
Birth date:	December 2008		of Wisconsin Capital
March 1964			Management, LLC, from
June 2010 to February 2011
		•	Controller, HospiceCare, Inc.
from January 2009 to
February 2010
		•	Controller and Human
Resource Manager of
Wisconsin Capital
Management, LLC from
March 2008 to
December 2008
		•	Controller of Wisconsin
Capital Management, LLC
from August 2004 to
March 2008

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.wiscap.com or upon request, by calling 1-866-987-7888.

2.QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	81.70%
Plumb Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends–received deduction for the fiscal year ended March 31, 2011, was as follows:

Plumb Balanced Fund	67.70%
Plumb Equity Fund	100.00%

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1200 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH  44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics for the registrant’s principal executive officer and principal financial officer will be sent to you free of charge, upon request, by calling or writing to the registrant, 1200 John Q. Hammons Drive, Second Floor, Madison, Wisconsin 53717 or calling (608) 824-8800.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.   Jay V. Loewi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services, and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  Other services rendered by the principal accountant consisted of a cursory reading of the disclosures and flow of figures to and from the body of the semi-annual financial statements.  No services described in paragraphs (b) – (d) of this item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/11	FYE 3/31/10
Audit Fees	$22,600	$22,000
Audit-Related Fees	0	0
Tax Fees	$ 4,000	$ 4,000
All Other Fees	$ 1,500	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence in its audit of the Registrant and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/11	FYE 3/31/10
Registrant	$1,500	$0
Registrant’s Investment Adviser	$ 0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President

Date     May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date     May 19, 2011

By (Signature and Title)      /s/Timothy R. O’Brien
Timothy R. O’Brien, Principal Financial Officer

Date     May 19, 2011